Property, Plant and Equipment and Intangible Assets - Summary of Movements in Property, Plant and Equipment and Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			$ 6,457,104
Depreciation and amortization	$ (69,716)	$ (61,684)	(203,956)	$ (188,999)
Property plant and equipment and intangible assets, Ending balance	7,163,561		7,163,561
Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			8,272,260
Additions			884,836
Disposals			(14,492)
Reclassified from right-of-use-assets			1,289
Effect of currency translation			15,635
Property plant and equipment and intangible assets, Ending balance	9,159,528		9,159,528
Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			(1,815,156)
Depreciation and amortization			(185,696)
Depreciation and amortization of disposals			11,774
Reclassified from right-of-use-assets			(1,289)
Effect of currency translation			(5,600)
Property plant and equipment and intangible assets, Ending balance	(1,995,967)		(1,995,967)
River Vessels & Equipment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			1,651,236
Property plant and equipment and intangible assets, Ending balance	1,724,773		1,724,773
River Vessels & Equipment | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			2,713,263
Additions			30,485
Disposals			(2,016)
Reclassified between assets			97,379
Effect of currency translation			8,911
Property plant and equipment and intangible assets, Ending balance	2,848,022		2,848,022
River Vessels & Equipment | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			(1,062,027)
Depreciation and amortization			(57,883)
Depreciation and amortization of disposals			476
Effect of currency translation			(3,815)
Property plant and equipment and intangible assets, Ending balance	(1,123,249)		(1,123,249)
Ocean and Expedition Ships & Equipment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			3,985,793
Property plant and equipment and intangible assets, Ending balance	4,389,913		4,389,913
Ocean and Expedition Ships & Equipment | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			4,573,867
Additions			4,209
Reclassified from right-of-use-assets			1,267
Reclassified between assets			505,771
Property plant and equipment and intangible assets, Ending balance	5,085,114		5,085,114
Ocean and Expedition Ships & Equipment | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			(588,074)
Depreciation and amortization			(105,860)
Reclassified from right-of-use-assets			(1,267)
Property plant and equipment and intangible assets, Ending balance	(695,201)		(695,201)
River Vessels Under Construction
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			314,717
Property plant and equipment and intangible assets, Ending balance	476,838		476,838
River Vessels Under Construction | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			314,717
Additions			256,503
Reclassified between assets			(97,386)
Effect of currency translation			3,004
Property plant and equipment and intangible assets, Ending balance	476,838		476,838
Ocean Ships under Construction
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			407,998
Property plant and equipment and intangible assets, Ending balance	459,763		459,763
Ocean Ships under Construction | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			407,998
Additions			557,536
Reclassified between assets			(505,771)
Property plant and equipment and intangible assets, Ending balance	459,763		459,763
Office Equipment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			4,412
Property plant and equipment and intangible assets, Ending balance	3,900		3,900
Office Equipment | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			19,311
Additions			1,432
Disposals			(510)
Reclassified from right-of-use-assets			22
Reclassified between assets			64
Effect of currency translation			364
Property plant and equipment and intangible assets, Ending balance	20,683		20,683
Office Equipment | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			(14,899)
Depreciation and amortization			(2,111)
Depreciation and amortization of disposals			510
Reclassified from right-of-use-assets			(22)
Effect of currency translation			(261)
Property plant and equipment and intangible assets, Ending balance	(16,783)		(16,783)
Land & Buildings
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			15,287
Property plant and equipment and intangible assets, Ending balance	23,456		23,456
Land & Buildings | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			24,013
Additions			7,594
Disposals			(483)
Effect of currency translation			2,856
Property plant and equipment and intangible assets, Ending balance	33,980		33,980
Land & Buildings | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			(8,726)
Depreciation and amortization			(677)
Depreciation and amortization of disposals			29
Effect of currency translation			(1,150)
Property plant and equipment and intangible assets, Ending balance	(10,524)		(10,524)
Other Fixed Assets
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			16,602
Property plant and equipment and intangible assets, Ending balance	16,498		16,498
Other Fixed Assets | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			53,621
Additions			1,473
Reclassified between assets			(64)
Effect of currency translation			120
Property plant and equipment and intangible assets, Ending balance	55,150		55,150
Other Fixed Assets | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			(37,019)
Depreciation and amortization			(1,594)
Effect of currency translation			(39)
Property plant and equipment and intangible assets, Ending balance	(38,652)		(38,652)
Intangible Assets Including Goodwill
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			61,059
Property plant and equipment and intangible assets, Ending balance	68,420		68,420
Intangible Assets Including Goodwill | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			165,470
Additions			25,604
Disposals			(11,483)
Reclassified between assets			7
Effect of currency translation			380
Property plant and equipment and intangible assets, Ending balance	179,978		179,978
Intangible Assets Including Goodwill | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			(104,411)
Depreciation and amortization			(17,571)
Depreciation and amortization of disposals			10,759
Effect of currency translation			(335)
Property plant and equipment and intangible assets, Ending balance	$ (111,558)		$ (111,558)